Average Annual Total Returns		12 Months Ended	60 Months Ended	113 Months Ended		120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)			2.01%
MSCI All-Country World Ex USA Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	32.39%	7.90%	8.67%	[2]
MSCI All-Country World Ex USA Small Cap Index
Prospectus [Line Items]
Average Annual Return, Percent		29.87%	7.38%	8.77%	[2]
MSCI Emerging Markets Index
Prospectus [Line Items]
Average Annual Return, Percent		33.57%	4.19%			8.41%
S&P 1500 Index
Prospectus [Line Items]
Average Annual Return, Percent		17.02%	13.95%			14.45%
Bloomberg U.S. Universal ex MBS Total Return Index Value Hedged USD
Prospectus [Line Items]
Average Annual Return, Percent		7.31%	0.02%			2.68%
S&P 1500 Financials Index
Prospectus [Line Items]
Average Annual Return, Percent		14.34%	14.90%			12.90%
S&P North American Natural Resources Index
Prospectus [Line Items]
Average Annual Return, Percent		21.11%	20.54%			23.87%
S&P 1500 Information Technology Index
Prospectus [Line Items]
Average Annual Return, Percent		23.81%	20.48%			23.87%
S&P 1500 Utilities Index
Prospectus [Line Items]
Average Annual Return, Percent		16.09%	9.67%			10.49%
SHELTON TACTICAL CREDIT FUND - Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		8.55%	3.83%			3.89%
SHELTON TACTICAL CREDIT FUND - Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.50%	2.19%			2.35%
SHELTON TACTICAL CREDIT FUND - Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.35%	2.28%			2.36%
SHELTON TACTICAL CREDIT FUND - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent		8.21%	3.56%			3.63%
Shelton International Select Equity Fund - Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		30.67%	5.77%	8.98%	[2]
Performance Inception Date				Jul. 18, 2016
Shelton International Select Equity Fund - Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		29.83%	4.75%	8.11%	[2]
Shelton International Select Equity Fund - Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		19.32%	4.14%	7.09%	[2]
Shelton International Select Equity Fund - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent		30.33%	5.51%	8.70%	[2]
Performance Inception Date				Jul. 18, 2016
SHELTON EMERGING MARKETS FUND - Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		32.99%	6.14%			8.20%
SHELTON EMERGING MARKETS FUND - Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		27.39%	4.07%			6.99%
SHELTON EMERGING MARKETS FUND - Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		22.21%	4.18%			6.43%
SHELTON EMERGING MARKETS FUND - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent		32.63%	5.87%			7.93%
ICON EQUITY INCOME FUND - Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		14.41%	6.44%			8.12%
ICON EQUITY INCOME FUND - Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		12.84%	3.97%			5.16%
ICON EQUITY INCOME FUND - Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.02%	4.18%			4.86%
ICON EQUITY INCOME FUND - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent		14.13%	6.18%			7.85%
ICON FLEXIBLE BOND FUND - Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		5.69%	4.22%			4.48%
ICON FLEXIBLE BOND FUND - Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.11%	1.94%			1.43%
ICON FLEXIBLE BOND FUND - Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.54%	2.28%			1.55%
ICON FLEXIBLE BOND FUND - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent		5.47%	4.00%			4.23%
ICON EQUITY FUND - Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		15.84%	7.23%			10.29%
ICON EQUITY FUND - Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		13.16%	4.72%			8.88%
ICON EQUITY FUND - Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		11.48%	5.41%			8.49%
ICON EQUITY FUND - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent		15.55%	6.97%			10.00%
ICON CONSUMER SELECT FUND - Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		5.95%	9.09%			8.23%
ICON CONSUMER SELECT FUND - Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.73%	6.46%			6.61%
ICON CONSUMER SELECT FUND - Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.51%	7.04%			6.48%
ICON CONSUMER SELECT FUND - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent		5.74%	8.81%			7.92%
ICON NATURAL RESOURCES AND INFRASTRUCTURE FUND - Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		15.89%	13.57%			11.26%
ICON NATURAL RESOURCES AND INFRASTRUCTURE FUND - Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		12.80%	11.32%			9.11%
ICON NATURAL RESOURCES AND INFRASTRUCTURE FUND - Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.87%	10.45%			8.44%
ICON NATURAL RESOURCES AND INFRASTRUCTURE FUND - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent		15.89%	13.57%			11.26%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		17.30%	7.38%			13.82%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		12.92%	4.37%			10.50%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		13.98%	5.40%			10.58%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent		17.06%	7.11%			13.51%
ICON UTILITIES AND INCOME FUND - Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		15.26%	6.97%			9.16%
ICON UTILITIES AND INCOME FUND - Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		14.45%	5.42%			6.25%
ICON UTILITIES AND INCOME FUND - Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.60%	5.02%			5.80%
ICON UTILITIES AND INCOME FUND - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent		14.91%	6.72%			8.88%

[1]	The MSCI All-Country World Ex USA Index is a free float-adjusted market capitalization index that is designed to measure developed and developing market equity performance, excluding the U.S. MSCI, Inc. publishes two versions of this Index reflecting the reinvestment of dividends using two different methodologies: gross dividends and net dividends. While both versions reflect reinvested dividends, they differ with respect to the manner in which taxes associated with dividend payments are treated. In calculating the gross dividends version, MSCI reinvests as much as possible of a company’s dividend distributions. The reinvested amount is equal to the total dividend amount distributed to persons residing in the country of the dividend-paying company. Gross total return indexes do not, however, include any tax credits. In calculating the net dividends version, MSCI incorporates reinvested dividends applying the withholding tax rate applicable to foreign non-resident institutional investors that do not benefit from double taxation treaties.
[2]	Inception date: 07/18/2016